Dividends	12 Months Ended
Dec. 31, 2019
Dividends
Dividends

11. Dividends

On February 28, 2017, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD16,172,640 to all the shareholders of Jupai Holdings, and the dividend was paid in March 2017.

In April 2017, Jupeng declared a cash dividend on the accumulated undistributed earnings of RMB5,992,000 to the minority shareholder, and the dividend was paid in May 2017.

On March 12, 2018, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD19,950,975 to all the shareholders of Jupai Holdings, and the dividend was paid in May 2018.